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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

                      Report for the Calendar Year or Quarter Ended: 6/30/1999
                                                                     -----------
                      Check here if Amendment[ ]:  Amendment Number:
                                                                 ---------------

                             This Amendment (Check only one):
                             [   ] is a restatement
                             [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        LONGVIEW MANAGEMENT GROUP, LLC
             -------------------------------------------------------------------
Address:     222 N. LASALLE STREET, #2000, CHICAGO, IL  60601
             -------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Form 13F File Number 28-    4651
                            ----------------------------------------------------

                    The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:

Name:      Richard Boberg
           ---------------------------------------------------------------------
Title:     Vice President
           ---------------------------------------------------------------------
Phone:     312-236-6300
           ---------------------------------------------------------------------

Signature, Place, and Date of Signing:

\S\ Richard Boberg
--------------------------------------------------------------------------------
(Signature)

Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)

August 4, 1999
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)
Form 13F File Number 28-
                        --------------------------------------------------------
Name
         -----------------------------------------------------------------------
(Repeat as necessary.)

                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Manager:
          None
          ----------------------------------------------------------------------

Form 13F Information Table Entry Total:
          74
          ----------------------------------------------------------------------
Form 13F Information Table Value Total:
          $    67,088 (thousands)
          ------------

 THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:

                    Provide a numbered list of the name(s) and Form 13F file
               number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.       None
          ----------------------------------------------------------------------
Form 13F File Number 28-
                        --------------------------------------------------------
Name
          ----------------------------------------------------------------------
(Repeat as necessary.)


                               13F HOLDINGS REPORT
                                     6/30/99


       Item 1:                   Item 2:   Item 3:    Item 4:       Item 5:            Item 6:       Item 7:          Item 8:
                                                                                  Investment Discr               Voting Authority

       NAME OF                   TITLE OF   CUSIP       FAIR        SHARES OR
       ISSUER                     CLASS    NUMBER   MARKET VALUE PRINCIPLE AMOUNT  SOLE SHARED OTHER  MANAGERS   SOLE   SHARED  NONE
AT & T CORP                       Stock   001957109         323        5,781  SH     X               Longview     5,781
ASA LTD                           Stock   002050102          13          800  SH     X               Longview       800
ABBOTT LABORATORIES               Stock   002824100         471       10,389  SH     X               Longview    10,389
AETNA INC                         Stock   008117103       2,055       22,977  SH     X               Longview    22,977
ALBERTSONS INC                    Stock   013104104          52        1,000  SH     X               Longview     1,000
ALLIED SIGNAL                     Stock   019512102         252        4,000  SH     X               Longview     4,000
ALLSTATE CORPORATION              Stock   020002101         133        3,708  SH     X               Longview     3,708
APPLIED MATERIALS INC             Stock   038222105         796       10,777  SH     X               Longview    10,777
ARMSTRONG WORLD INDUS             Stock   042476101          46          800  SH     X               Longview       800
BANK ONE CORP.                    Stock   06423A103      29,527      495,727  SH     X               Longview   495,727
BAUSCH & LOMB INC.                Stock   071707103          84        1,100  SH     X               Longview     1,100
BAXTER INTERNATIONAL              Stock   071813109         146        2,403  SH     X               Longview     2,403
BLACK & DECKER MFG CO             Stock   091797100          76        1,200  SH     X               Longview     1,200
BOEING CO                         Stock   097023105       1,049       23,846  SH     X               Longview    23,846
BURLINGTON NTHRN SANTA FE         Stock   12189T104       1,069       34,489  SH     X               Longview    34,489
CATELLUS DEVELOPMENT CORP         Stock   149111106          64        4,196  SH     X               Longview     4,196
CERIDIAN CORP                     Stock   15677T106          65        2,000  SH     X               Longview     2,000
CHASE MANHATTAN CORP NEW          Stock   16161A108         116        1,346  SH     X               Longview     1,346
COMPAQ COMPUTER CORP              Stock   204493100         305       12,884  SH     X               Longview    12,884
COMPUTER ASSOC INTL               Stock   204912109       1,016       18,562  SH     X               Longview    18,562
DIAL CORP NEW                     Stock   25247D101          67        1,800  SH     X               Longview     1,800
DUKE ENERGY CORP.                 Stock   264399106         109        2,000  SH     X               Longview     2,000
DUN & BRADSTREET (NEW)            Stock   26483B106          78        2,200  SH     X               Longview     2,200
EMERSON ELECTRIC                  Stock   291011104       5,829       92,614  SH     X               Longview    92,614
FED HOME LOAN MTG CORP            Stock   313400301         425        7,323  SH     X               Longview     7,323
FANNIE MAE                        Stock   313586109       1,754       25,699  SH     X               Longview    25,699
FINOVA GROUP INC                  Stock   317928109          47          900  SH     X               Longview       900
FIRST DATA CORP                   Stock   319963104          98        2,000  SH     X               Longview     2,000
FORD MOTOR CO                     Stock   345370100          56        1,000  SH     X               Longview     1,000
GENERAL DYNAMICS                  Stock   369550108       1,001       14,537  SH     X               Longview    14,537
GENERAL ELECTRIC                  Stock   369604103       1,042        9,225  SH     X               Longview     9,225
HELLER FINANCIAL INC              Stock   423328103          56        2,000  SH     X               Longview     2,000
HEWLETT PACKARD CO                Stock   428236103       1,542       15,344  SH     X               Longview    15,344
HILTON HOTELS                     Stock   432848109       2,748      193,709  SH     X               Longview   193,709
HOST MARRIOTT CORP NEW            Stock   44107P104          58        4,878  SH     X               Longview     4,878
IMATION CORPORATION               Stock   45245A107          94        3,800  SH     X               Longview     3,800
INTEL CORP                        Stock   458140100       2,164       36,372  SH     X               Longview    36,372
JOHNSON AND JOHNSON               Stock   478160104         975        9,948  SH     X               Longview     9,948
KNIGHT RIDDER INC                 Stock   499040103          88        1,600  SH     X               Longview     1,600
LEE ENTERPRISES                   Stock   523768109          67        2,200  SH     X               Longview     2,200
LILLY ELI & CO.                   Stock   532457108          85        1,188  SH     X               Longview     1,188
LUCENT TECHNOLOGIES INC           Stock   549463107         285        4,221  SH     X               Longview     4,221
MAYTAG CORP                       Stock   578592107       2,410       34,527  SH     X               Longview    34,527
MCCORMICK & CO INC N VTG          Stock   579780206          69        2,200  SH     X               Longview     2,200
MELLON BANK CORP                  Stock   585509102          44        1,200  SH     X               Longview     1,200
MERCK & CO                        Stock   589331107         839       11,397  SH     X               Longview    11,397
J.P. MORGAN                       Stock   616880100         305        2,169  SH     X               Longview     2,169
MORGAN STANLEY, DEAN WITTER & CO. Stock   617446448          80          780  SH     X               Longview       780
OCEAN ENERGY INC TEXAS            Stock   674812201          67        7,005  SH     X               Longview     7,005
PARK PLACE ENTERTAINMENT CORP     Stock   700690100       1,852      193,709  SH     X               Longview   193,709
J.C. PENNEY INC.                  Stock   708160106         199        4,093  SH     X               Longview     4,093
PHILLIP MORRIS COS.               Stock   718154107         732       18,226  SH     X               Longview    18,226
PITNEY BOWES INC                  Stock   724479100         360        5,600  SH     X               Longview     5,600
PLACER DOME INC                   Stock   725906101           0           20  SH     X               Longview        20
PROCTER & GAMBLE                  Stock   742718109         194        2,176  SH     X               Longview     2,176
PROVIDIAN FINANCIAL CORP.         Stock   74406A102          87          931  SH     X               Longview       931
R.H. DONNELLEY CORP. NEW          Stock   74955W307           9          440  SH     X               Longview       440

TOTAL                                                    63,576    1,377,015                                  1,377,015


RALSTON PURINA GROUP             Stock   751277302          73        2,400  SH    X               Longview      2,400
SBC COMMUNICATIONS               Stock   78387G103         116        2,000  SH    X               Longview      2,000
SARA LEE CORP                    Stock   803111103          40        1,744  SH    X               Longview      1,744
SCHLUMBERGER LTD                 Stock   806857108         791       12,419  SH    X               Longview     12,419
SEAGRAM COMPANY LTD              Stock   811850106         121        2,400  SH    X               Longview      2,400
SEARS ROEBUCK & CO               Stock   812387108          89        2,000  SH    X               Longview      2,000
SOUTHERN COMPANY                 Stock   842587107          70        2,644  SH    X               Longview      2,644
SUPERVALU INC.                   Stock   868536103          52        2,000  SH    X               Longview      2,000
TEXTRON 2.08 CV PFD A            Stock   883203200         330        1,000  SH    X               Longview      1,000
TOSCO CORP                       Stock   891490302          18          678  SH    X               Longview        678
U S INDUSTRIES, INC (NEW)        Stock   912080108          61        3,600  SH    X               Longview      3,600
UNIV HEALTH SERV CLASS B         Stock   913903100          53        1,100  SH    X               Longview      1,100
VIAD CORP                        Stock   92552R109          56        1,800  SH    X               Longview      1,800
VODAFONE AIRTOUCH PLC APONS ADR  Stock   92857T107       1,272        6,456  SH    X               Longview      6,456
WARNER LAMBERT COMPANY           Stock   934488107         249        3,600  SH    X               Longview      3,600
WASHINGTON MUTUAL INC.           Stock   939322103          50        1,400  SH    X               Longview      1,400
WEATHERFORD INTERNATIONAL INC    Stock   947074100          73        2,000  SH    X               Longview      2,000


THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.




























TOTAL                                                    3,512       49,241                                     49,241